Postemployment Benefits Pension Plans - Weighted Average Asset Allocation of Plan Assets (Details) - Pension Plans	Dec. 28, 2019	Dec. 29, 2018
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	100.00%	100.00%
U.S. Plans | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	83.00%	84.00%
U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	15.00%	14.00%
U.S. Plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	2.00%	2.00%
U.S. Plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	0.00%	0.00%
U.S. Plans | Certain insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	0.00%	0.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	100.00%	100.00%
Non-U.S. Plans | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	43.00%	45.00%
Non-U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	39.00%	34.00%
Non-U.S. Plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	14.00%	16.00%
Non-U.S. Plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	2.00%	3.00%
Non-U.S. Plans | Certain insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	2.00%	2.00%